Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 17, 2012
Registrant Name	dei_EntityRegistrantName	PACE SELECT ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000930007
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 17, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2011

PACE Government Securities Fixed Income Investments (Prospectus Summary): | PACE Government Securities Fixed Income Investments
PACE® Government Securities Fixed Income Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Government Securities Fixed Income Investments (Prospectus Summary): | PACE Government Securities Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Government Securities Fixed Income Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Government Securities Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFXBX

PACE Intermediate Fixed Income Investments (Prospectus Summary): | PACE Intermediate Fixed Income Investments
PACE® Intermediate Fixed Income Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Intermediate Fixed Income Investments (Prospectus Summary): | PACE Intermediate Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Intermediate Fixed Income Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Intermediate Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFBX

PACE Strategic Fixed Income Investments (Prospectus Summary): | PACE Strategic Fixed Income Investments
PACE® Strategic Fixed Income Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Strategic Fixed Income Investments (Prospectus Summary): | PACE Strategic Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Strategic Fixed Income Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Strategic Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBNBX

PACE Municipal Fixed Income Investments (Prospectus Summary): | PACE Municipal Fixed Income Investments
PACE® Municipal Fixed Income Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Municipal Fixed Income Investments (Prospectus Summary): | PACE Municipal Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Municipal Fixed Income Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Municipal Fixed Income Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIBX

PACE International Fixed Income Investments (Prospectus Summary): | PACE International Fixed Income Investments
PACE® International Fixed Income Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE International Fixed Income Investments (Prospectus Summary): | PACE International Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® International Fixed Income Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE International Fixed Income Investments | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWFBX

PACE Large Co Value Equity Investments (Prospectus Summary): | PACE Large Co Value Equity Investments
PACE® Large Co Value Equity Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Large Co Value Equity Investments (Prospectus Summary): | PACE Large Co Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Large Co Value Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Large Co Value Equity Investments | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPBX

PACE Large Co Growth Equity Investments (Prospectus Summary): | PACE Large Co Growth Equity Investments
PACE® Large Co Growth Equity Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Large Co Growth Equity Investments (Prospectus Summary): | PACE Large Co Growth Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Large Co Growth Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Large Co Growth Equity Investments | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLABX

PACE Small/Medium Co Value Equity Investments (Prospectus Summary): | PACE Small/Medium Co Value Equity Investments
PACE® Small/Medium Co Value Equity Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Small/Medium Co Value Equity Investments (Prospectus Summary): | PACE Small/Medium Co Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Small/Medium Co Value Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Small/Medium Co Value Equity Investments | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEVBX

PACE Small/Medium Co Growth Equity Investments (Prospectus Summary): | PACE Small/Medium Co Growth Equity Investments
PACE® Small/Medium Co Growth Equity Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Small/Medium Co Growth Equity Investments (Prospectus Summary): | PACE Small/Medium Co Growth Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Small/Medium Co Growth Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Small/Medium Co Growth Equity Investments | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUMBX

PACE International Equity Investments (Prospectus Summary): | PACE International Equity Investments
PACE® International Equity Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE International Equity Investments (Prospectus Summary): | PACE International Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® International Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE International Equity Investments | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWGBX

PACE International Emerging Markets Equity Investments (Prospectus Summary): | PACE International Emerging Markets Equity Investments
PACE® International Emerging Markets Equity Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE International Emerging Markets Equity Investments (Prospectus Summary): | PACE International Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® International Emerging Markets Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE International Emerging Markets Equity Investments | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWEBX

PACE High Yield Investments (Prospectus Summary): | PACE High Yield Investments
PACE® High Yield Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE High Yield Investments (Prospectus Summary): | PACE High Yield Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® High Yield Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE High Yield Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIBX

PACE Alternative Strategies Investments (Prospectus Summary): | PACE Alternative Strategies Investments
PACE® Alternative Strategies Investments

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Alternative Strategies Investments (Prospectus Summary): | PACE Alternative Strategies Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Alternative Strategies Investments
Supplement Text	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and the Statement of Additional Information (the "SAI"), each dated November 28, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the above-captioned series (the "funds") of PACE ® Select Advisors Trust will be automatically converted into Class A shares of the funds.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the funds in the Multi-Class Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

PACE Alternative Strategies Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASNX